Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets	Intangible assets
Intangible assets include:

	Capitalized development costs	Licenses	Total
	(in thousands)
Cost:
At January 1, 2022	$35,095	$31,008	$66,103
Additions	13,808	5,101	18,909
Disposals	—	(2,441)	(2,441)
Exchange difference	—	(234)	(234)
At December 31, 2022	48,903	33,434	82,337
Additions	22,327	633	22,960
Disposals	—	(2,121)	(2,121)
Exchange difference	—	(7)	(7)
At December 31, 2023	71,230	31,939	103,169
Additions	15,484	4,702	20,186
Disposals	(25,851)	(4,493)	(30,344)
Exchange difference	—	(22)	(22)
At December 31, 2024	$60,863	$32,126	$92,989
Depreciation and impairment:
At January 1, 2022	$5,710	$22,409	$28,119
Amortization	2,575	5,458	8,033
Impairment	—	3	3
Disposals	—	(2,441)	(2,441)
Exchange difference	—	(82)	(82)
At December 31, 2022	8,285	25,347	33,632
Amortization	2,640	4,708	7,348
Disposals	—	(2,121)	(2,121)
Exchange difference	—	10	10
At December 31, 2023	10,925	27,944	38,869
Amortization	2,206	2,103	4,309
Impairment	55,156	1,225	56,381
Disposals	(7,705)	(4,493)	(12,198)
Exchange difference	—	(13)	(13)
At December 31, 2024	$60,582	$26,766	$87,348
Net book value:
At January 1, 2022	$29,385	$8,599	$37,984
At December 31, 2022	40,618	8,087	48,705
At December 31, 2023	60,305	3,995	64,300
At December 31, 2024	$281	$5,360	$5,641